Property and Equipment, Net (FY) (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Property and equipment, net was comprised as follows:

	December 31,
	2025	2024
	(in thousands)
Leasehold improvements	$7,971	$7,971
Laboratory equipment	2,485	2,485
Computer equipment	539	539
Furniture and fixtures	311	311
Total property and equipment, gross	11,306	11,306
Less: accumulated depreciation	(6,618)	(4,984)
Total property and equipment, net	$4,688	$6,322